Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued Expenses And Other Liabilities [Abstract]
Funds payable to financial institution partners	[1]	¥ 225,031		¥ 95,643
Accrued marketing expense		134,743		45,616
Accrued collection service fee		36,943		35,358
Accrued technical services expense		16,930		20,945
Accrued payment channel expenses		13,212		18,620
Accrued professional service fee		25,503		16,270
Others		56,640		55,173
Total accrued expenses and other liabilities		¥ 509,002	$ 78,008	¥ 287,625

[1]	The balance of payable mainly includes funds received from borrowers but not yet transferred to the institutional funding partners due to the settlement time lag.